Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 - SUBSEQUENT EVENTS

A.	On August 1, 2025, the Company closed its rights offering, raising aggregate gross proceeds of $10,000 through the issuance of 9,954,756 Ordinary Shares, Warrants to purchase up to 9,999,994 Ordinary Shares and Pre-Funded Warrants to purchase up to 45,238 Ordinary Shares. Maxim was engaged to act as the dealer-manager for the Rights Offering, for which it received a cash fee of 7.0% of the gross proceeds received by the Company directly from the exercise of the subscription rights, in addition to any reimbursement, of expenses up to $75.